CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Operating Activities
Net income	$ 248.9	$ 215.8	$ 215.4
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	135.5	135.6	150.1
Amortization	66.1	69.0	70.5
Provision for doubtful accounts and sales returns	20.7	16.3	19.5
Loss (gain) on sale of businesses	3.4	(49.3)
Indefinite-lived intangible asset impairment charge	3.0		7.0
Net losses (gains) from long-lived asset impairments and sales/disposals of assets	10.2	(5.8)	11.7
Stock-based compensation	28.3	34.0	38.9
Other non-cash expense and loss	44.2	49.3	41.8
Other non-cash income and gain		(11.8)
Changes in assets and liabilities and other adjustments:
Trade accounts receivable	(40.9)	(110.8)	(106.7)
Inventories	(33.0)	(75.9)	(0.8)
Other current assets	(16.0)	3.5	(7.6)
Accounts payable	(62.8)	108.2	68.0
Accrued liabilities	(18.2)	(21.2)	73.8
Taxes on income	15.4	(12.2)	12.4
Deferred taxes	(18.2)	54.1	(1.3)
Other assets	(3.5)	(5.4)	(4.0)
Long-term retirement benefits and other liabilities	(8.9)	(73.3)	(75.3)
Net cash provided by operating activities	374.2	320.1	513.4
Investing Activities
Purchases of property, plant and equipment	(147.9)	(129.2)	(99.2)
Purchases of software and other deferred charges	(27.1)	(52.2)	(59.1)
Proceeds from sale of product line			0.8
Proceeds from sales of property, plant and equipment	4.3	38.7	4.2
Sales (purchases) of investments, net	0.3	0.1	(6.7)
Proceeds from sale of businesses, net of cash provided		481.2
Other		0.8
Net cash (used in) provided by investing activities	(170.4)	339.4	(160.0)
Financing Activities
Net increase (decrease) in borrowings (maturities of 90 days or less)	126.5	(435.3)	42.3
Additional borrowings (maturities longer than 90 days)		250.0
Payments of debt (maturities longer than 90 days)	(1.6)	(1.9)	(1.8)
Dividends paid	(125.1)	(112.0)	(110.4)
Share repurchases	(355.5)	(283.5)	(235.2)
Proceeds from exercises of stock options, net	34.2	44.8	10.2
Other	(2.0)	(8.3)	(2.7)
Net cash used in financing activities	(323.5)	(546.2)	(297.6)
Effect of foreign currency translation on cash balances	(4.9)	2.9	1.6
(Decrease) increase in cash and cash equivalents	(124.6)	116.2	57.4
Cash and cash equivalents, beginning of year	351.6	235.4	178.0
Cash and cash equivalents, end of year	$ 227.0	$ 351.6	$ 235.4